First Trust Nasdaq Bank ETF (FTXO)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Banks — 99.3%
23,084	Ameris Bancorp	$1,714,449
13,844	Axos Financial, Inc. (a)	1,192,799
9,495	BancFirst Corp.	1,006,660
16,564	Bancorp (The), Inc. (a)	1,118,401
391,318	Bank of America Corp.	21,522,490
46,123	Bank OZK	2,122,580
22,459	BOK Financial Corp.	2,660,493
64,725	Cadence Bank	2,772,819
25,708	Cathay General Bancorp	1,244,010
205,605	Citigroup, Inc.	23,992,047
189,897	Citizens Financial Group, Inc.	11,091,884
86,212	Columbia Banking System, Inc.	2,409,625
39,283	Comerica, Inc.	3,414,871
25,299	Commerce Bancshares, Inc.	1,324,150
13,115	Cullen/Frost Bankers, Inc.	1,660,752
33,121	East West Bancorp, Inc.	3,722,469
172,692	Fifth Third Bancorp	8,083,712
56,801	First BanCorp	1,177,485
4,850	First Citizens BancShares, Inc., Class A	10,408,973
33,970	First Financial Bankshares, Inc.	1,014,684
167,399	First Horizon Corp.	4,000,836
170,266	FNB Corp.	2,911,549
29,583	Hancock Whitney Corp.	1,883,845
60,016	Home BancShares, Inc.	1,667,244
449,431	Huntington Bancshares, Inc.	7,797,628
17,651	International Bancshares Corp.	1,172,732
65,871	JPMorgan Chase & Co.	21,224,954
49,228	M&T Bank Corp.	9,918,457
120,360	Old National Bancorp	2,685,232
28,825	Pinnacle Financial Partners, Inc.	2,750,193
47,857	PNC Financial Services Group (The), Inc.	9,989,192
20,068	Popular, Inc.	2,498,867
48,518	Prosperity Bancshares, Inc.	3,353,079
266,108	Regions Financial Corp.	7,211,527
14,326	ServisFirst Bancshares, Inc.	1,028,464
26,025	SouthState Bank Corp.	2,449,213
424,081	Truist Financial Corp.	20,869,026
203,313	U.S. Bancorp	10,848,782
12,821	UMB Financial Corp.	1,474,928
58,729	United Bankshares, Inc.	2,255,194
45,147	United Community Banks, Inc.	1,409,489
305,249	Valley National Bancorp	3,565,308
64,133	Webster Financial Corp.	4,036,531
241,608	Wells Fargo & Co.	22,517,866
32,285	Western Alliance Bancorp	2,714,200
19,484	Wintrust Financial Corp.	2,724,253
Shares	Description	Value

	Banks (Continued)
21,661	WSFS Financial Corp.	$1,196,554
47,092	Zions Bancorp N.A.	2,756,766
		262,567,262
	Consumer Finance — 0.5%
5,924	Dave, Inc. (a)	1,311,633
	Total Common Stocks	263,878,895
	(Cost $218,568,124)
MONEY MARKET FUNDS — 0.1%
232,888	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (b)	232,888
	(Cost $232,888)

	Total Investments — 99.9%	264,111,783
	(Cost $218,801,012)
	Net Other Assets and Liabilities — 0.1%	393,633
	Net Assets — 100.0%	$264,505,416

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$263,878,895	$263,878,895	$—	$—
Money Market Funds	232,888	232,888	—	—
Total Investments	$264,111,783	$264,111,783	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Food & Beverage ETF (FTXG)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Beverages — 29.5%
8,570	Brown-Forman Corp., Class B	$223,334
1,550	Celsius Holdings, Inc. (a)	70,897
6,938	Coca-Cola (The) Co.	485,036
3,252	Coca-Cola Consolidated, Inc.	498,532
24,430	Keurig Dr Pepper, Inc.	684,284
14,075	Molson Coors Beverage Co., Class B	657,021
11,387	Monster Beverage Corp. (a)	873,041
2,196	National Beverage Corp. (a)	70,031
9,562	PepsiCo, Inc.	1,372,338
		4,934,514
	Chemicals — 6.6%
16,446	Corteva, Inc.	1,102,375
	Consumer Staples Distribution & Retail — 3.2%
7,020	US Foods Holding Corp. (a)	528,746
	Food Products — 60.2%
22,691	Archer-Daniels-Midland Co.	1,304,506
5,157	Bunge Global S.A.	459,385
4,745	Cal-Maine Foods, Inc.	377,560
37,149	Conagra Brands, Inc.	643,049
14,406	General Mills, Inc.	669,879
3,868	Hershey (The) Co.	703,899
17,062	Hormel Foods Corp.	404,369
3,953	Ingredion, Inc.	435,858
4,905	J.M. Smucker (The) Co.	479,758
50,816	Kraft Heinz (The) Co.	1,232,288
6,553	Lamb Weston Holdings, Inc.	274,505
624	Marzetti (The) Company	102,598
4,744	McCormick & Co., Inc.	323,114
23,134	Mondelez International, Inc., Class A	1,245,303
3,393	Post Holdings, Inc. (a)	336,077
63	Seaboard Corp.	280,024
2,218	Tootsie Roll Industries, Inc.	81,245
12,516	Tyson Foods, Inc., Class A	733,688
		10,087,105
	Personal Care Products — 0.3%
2,173	BellRing Brands, Inc. (a)	58,085
	Total Common Stocks	16,710,825
	(Cost $21,242,684)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
8,940	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (b)	$8,940
	(Cost $8,940)

	Total Investments — 99.9%	16,719,765
	(Cost $21,251,624)
	Net Other Assets and Liabilities — 0.1%	22,085
	Net Assets — 100.0%	$16,741,850

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$16,710,825	$16,710,825	$—	$—
Money Market Funds	8,940	8,940	—	—
Total Investments	$16,719,765	$16,719,765	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Oil & Gas ETF (FTXN)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Energy Equipment & Services — 11.6%
20,601	Archrock, Inc.	$536,038
42,358	Baker Hughes Co.	1,928,983
92,690	Halliburton Co.	2,619,420
54,270	NOV, Inc.	848,240
102,448	SLB Ltd.	3,931,954
8,473	Tidewater, Inc. (a)	427,971
10,269	Valaris Ltd. (a)	517,558
8,007	Weatherford International PLC	626,628
		11,436,792
	Oil, Gas & Consumable Fuels — 88.3%
28,672	Antero Midstream Corp.	510,075
118,233	APA Corp.	2,891,979
10,267	California Resources Corp.	459,037
12,095	Cheniere Energy, Inc.	2,351,147
50,022	Chevron Corp.	7,623,853
42,841	Civitas Resources, Inc.	1,160,563
81,173	ConocoPhillips	7,598,604
82,628	Coterra Energy, Inc.	2,174,769
111,082	Devon Energy Corp.	4,068,934
27,002	Diamondback Energy, Inc.	4,059,211
6,889	DT Midstream, Inc.	824,475
49,303	EOG Resources, Inc.	5,177,308
48,186	EQT Corp.	2,582,770
19,178	Expand Energy Corp.	2,116,484
70,292	Exxon Mobil Corp.	8,458,939
12,186	HF Sinclair Corp.	561,531
125,947	Kinder Morgan, Inc.	3,462,283
20,501	Magnolia Oil & Gas Corp., Class A	448,767
20,850	Marathon Petroleum Corp.	3,390,835
28,124	Matador Resources Co.	1,193,582
47,581	NextDecade Corp. (a) (b)	250,752
32,362	Northern Oil & Gas, Inc.	694,812
149,557	Occidental Petroleum Corp.	6,149,784
41,043	ONEOK, Inc.	3,016,660
53,809	Ovintiv, Inc.	2,108,775
152,556	Permian Resources Corp.	2,140,361
14,853	Phillips 66	1,916,631
18,799	Range Resources Corp.	662,853
42,641	SM Energy Co.	797,387
12,761	Targa Resources Corp.	2,354,404
1,639	Texas Pacific Land Corp.	470,754
16,202	Valero Energy Corp.	2,637,524
53,563	Williams (The) Cos., Inc.	3,219,672
		87,535,515
	Total Common Stocks	98,972,307
	(Cost $106,588,778)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
105,126	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (c)	$105,126
	(Cost $105,126)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.2%
$240,317	Bank of America Corp., 3.82% (c), dated 12/31/25, due 01/02/26, with a maturity value of $240,368. Collateralized by U.S. Treasury Securities, interest rates of 3.63% to 4.75%, due 12/31/29 to 05/15/55. The value of the collateral including accrued interest is $245,123. (d)	240,317
	(Cost $240,317)

	Total Investments — 100.2%	99,317,750
	(Cost $106,934,221)
	Net Other Assets and Liabilities — (0.2)%	(193,640)
	Net Assets — 100.0%	$99,124,110

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $225,672 and the
total value of the collateral held by the Fund, including for securities sold and pending settlement, is $240,317.

(c)	Rate shown reflects yield as of December 31, 2025.
(d)	This security serves as collateral for securities on loan.

First Trust Nasdaq Oil & Gas ETF (FTXN)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$98,972,307	$98,972,307	$—	$—
Money Market Funds	105,126	105,126	—	—
Repurchase Agreements	240,317	—	240,317	—
Total Investments	$99,317,750	$99,077,433	$240,317	$—

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Pharmaceuticals ETF (FTXH)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Biotechnology — 45.1%
6,266	AbbVie, Inc.	$1,431,718
3,453	ACADIA Pharmaceuticals, Inc. (a)	92,230
5,198	ADMA Biologics, Inc. (a)	94,811
5,568	Alkermes PLC (a)	155,793
200	Alnylam Pharmaceuticals, Inc. (a)	79,530
2,291	Amgen, Inc.	749,867
4,073	Arrowhead Pharmaceuticals, Inc. (a)	270,406
4,894	Biogen, Inc. (a)	861,295
3,851	BioMarin Pharmaceutical, Inc. (a)	228,865
1,733	Bridgebio Pharma, Inc. (a)	132,557
4,482	Catalyst Pharmaceuticals, Inc. (a)	104,610
6,567	Exelixis, Inc. (a)	287,832
5,835	Gilead Sciences, Inc.	716,188
2,508	Halozyme Therapeutics, Inc. (a)	168,788
3,334	Incyte Corp. (a)	329,299
660	Insmed, Inc. (a)	114,866
2,105	Ionis Pharmaceuticals, Inc. (a)	166,527
608	Krystal Biotech, Inc. (a)	149,896
205	Madrigal Pharmaceuticals, Inc. (a)	119,380
1,214	Mirum Pharmaceuticals, Inc. (a)	95,894
1,026	Neurocrine Biosciences, Inc. (a)	145,518
3,731	Newamsterdam Pharma Co. N.V. (a)	130,883
1,520	Protagonist Therapeutics, Inc. (a)	132,757
4,709	PTC Therapeutics, Inc. (a)	357,696
1,135	Regeneron Pharmaceuticals, Inc.	876,072
870	Rhythm Pharmaceuticals, Inc. (a)	93,125
3,059	TG Therapeutics, Inc. (a)	91,189
1,475	United Therapeutics Corp. (a)	718,694
1,686	Vertex Pharmaceuticals, Inc. (a)	764,365
		9,660,651
	Health Care Providers & Services — 4.9%
4,430	Cardinal Health, Inc.	910,365
1,330	Guardant Health, Inc. (a)	135,846
		1,046,211
	Life Sciences Tools & Services — 5.0%
1,616	Charles River Laboratories International, Inc. (a)	322,360
3,284	Illumina, Inc. (a)	430,729
440	Medpace Holdings, Inc. (a)	247,126
1,183	Tempus AI, Inc. (a)	69,856
		1,070,071
Shares	Description	Value

	Pharmaceuticals — 44.9%
12,303	Amneal Pharmaceuticals, Inc. (a)	$155,018
27,941	Bristol-Myers Squibb Co.	1,507,138
1,287	Corcept Therapeutics, Inc. (a)	44,788
10,208	Elanco Animal Health, Inc. (a)	231,007
900	Eli Lilly & Co.	967,212
3,100	Jazz Pharmaceuticals PLC (a)	527,000
7,440	Johnson & Johnson	1,539,708
555	Ligand Pharmaceuticals, Inc. (a)	104,934
15,671	Merck & Co., Inc.	1,649,529
4,898	Perrigo Co. PLC	68,180
53,241	Pfizer, Inc.	1,325,701
1,403	Prestige Consumer Healthcare, Inc. (a)	86,551
1,989	Supernus Pharmaceuticals, Inc. (a)	98,853
62,477	Viatris, Inc.	777,839
4,214	Zoetis, Inc.	530,205
		9,613,663
	Total Common Stocks	21,390,596
	(Cost $19,740,837)
MONEY MARKET FUNDS — 0.1%
15,115	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (b)	15,115
	(Cost $15,115)

	Total Investments — 100.0%	21,405,711
	(Cost $19,755,952)
	Net Other Assets and Liabilities — 0.0%	2,275
	Net Assets — 100.0%	$21,407,986

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$21,390,596	$21,390,596	$—	$—
Money Market Funds	15,115	15,115	—	—
Total Investments	$21,405,711	$21,405,711	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Semiconductor ETF (FTXL)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Electronic Equipment, Instruments & Components — 5.3%
37,954	Advanced Energy Industries, Inc.	$7,946,429
498,909	Avnet, Inc.	23,987,545
206,496	Coherent Corp. (a)	38,112,967
		70,046,941
	Semiconductors & Semiconductor Equipment — 94.7%
243,074	Advanced Micro Devices, Inc. (a)	52,056,728
1,509,790	Amkor Technology, Inc.	59,606,509
157,303	Analog Devices, Inc.	42,660,574
245,902	Applied Materials, Inc.	63,194,355
27,547	Astera Labs, Inc. (a)	4,582,719
62,731	Axcelis Technologies, Inc. (a)	5,039,808
265,854	Broadcom, Inc.	92,012,069
134,044	Cirrus Logic, Inc. (a)	15,884,214
40,804	Credo Technology Group Holding Ltd. (a)	5,871,288
26,742	Impinj, Inc. (a)	4,653,375
3,246,912	Intel Corp. (a)	119,811,053
45,334	KLA Corp.	55,084,437
394,719	Lam Research Corp.	67,567,998
75,638	Lattice Semiconductor Corp. (a)	5,565,444
373,958	Microchip Technology, Inc.	23,828,604
664,333	Micron Technology, Inc.	189,607,281
30,385	Monolithic Power Systems, Inc.	27,539,749
453,912	NVIDIA Corp.	84,654,588
168,322	NXP Semiconductors N.V.	36,535,973
797,159	ON Semiconductor Corp. (a)	43,166,160
89,258	Onto Innovation, Inc. (a)	14,090,268
251,833	Qorvo, Inc. (a)	21,282,407
491,895	QUALCOMM, Inc.	84,138,640
129,359	Rambus, Inc. (a)	11,886,798
86,432	Semtech Corp. (a)	6,369,174
527,504	Skyworks Solutions, Inc.	33,449,029
236,709	Teradyne, Inc.	45,817,394
195,235	Texas Instruments, Inc.	33,871,320
		1,249,827,956
	Total Common Stocks	1,319,874,897
	(Cost $1,175,916,888)
Shares	Description	Value
MONEY MARKET FUNDS — 0.0%
801,485	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (b)	$801,485
	(Cost $801,485)

	Total Investments — 100.0%	1,320,676,382
	(Cost $1,176,718,373)
	Net Other Assets and Liabilities — (0.0)%	(301,763)
	Net Assets — 100.0%	$1,320,374,619

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,319,874,897	$1,319,874,897	$—	$—
Money Market Funds	801,485	801,485	—	—
Total Investments	$1,320,676,382	$1,320,676,382	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Transportation ETF (FTXR)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Air Freight & Logistics — 11.1%
2,010	C.H. Robinson Worldwide, Inc.	$323,128
2,710	Expeditors International of Washington, Inc.	403,817
5,018	FedEx Corp.	1,449,499
2,927	GXO Logistics, Inc. (a)	154,077
13,261	United Parcel Service, Inc., Class B	1,315,359
		3,645,880
	Automobile Components — 5.8%
15,640	BorgWarner, Inc.	704,738
7,296	Dana, Inc.	173,353
908	Dorman Products, Inc. (a)	111,857
12,229	Garrett Motion, Inc.	213,151
7,532	Gentex Corp.	175,270
3,597	Lear Corp.	412,216
1,395	Visteon Corp.	132,665
		1,923,250
	Automobiles — 27.1%
197,043	Ford Motor Co.	2,585,204
39,582	General Motors Co.	3,218,808
6,947	Tesla, Inc. (a)	3,124,205
		8,928,217
	Distributors — 1.9%
2,245	Genuine Parts Co.	276,045
11,428	LKQ Corp.	345,126
		621,171
	Ground Transportation — 19.6%
35,669	CSX Corp.	1,293,001
3,964	J.B. Hunt Transport Services, Inc.	770,364
3,904	Old Dominion Freight Line, Inc.	612,147
5,504	Ryder System, Inc.	1,053,411
10,373	Union Pacific Corp.	2,399,482
2,424	XPO, Inc. (a)	329,446
		6,457,851
	Machinery — 8.9%
3,679	Allison Transmission Holdings, Inc.	360,174
1,195	Federal Signal Corp.	129,765
2,251	Oshkosh Corp.	282,793
11,598	PACCAR, Inc.	1,270,097
2,765	REV Group, Inc.	168,140
3,316	Westinghouse Air Brake Technologies Corp.	707,800
		2,918,769
Shares	Description	Value

	Marine Transportation — 0.9%
2,315	Matson, Inc.	$286,018
	Passenger Airlines — 20.4%
9,168	Alaska Air Group, Inc. (a)	461,151
86,731	American Airlines Group, Inc. (a)	1,329,586
18,770	Delta Air Lines, Inc.	1,302,638
2,599	SkyWest, Inc. (a)	260,966
21,979	Southwest Airlines Co.	908,392
22,087	United Airlines Holdings, Inc. (a)	2,469,768
		6,732,501
	Specialty Retail — 0.3%
3,793	Valvoline, Inc. (a)	110,224
	Trading Companies & Distributors — 3.9%
956	FTAI Aviation Ltd.	188,189
1,210	McGrath RentCorp	126,965
1,212	United Rentals, Inc.	980,896
		1,296,050
	Total Common Stocks	32,919,931
	(Cost $28,156,162)
MONEY MARKET FUNDS — 0.1%
16,023	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (b)	16,023
	(Cost $16,023)

	Total Investments — 100.0%	32,935,954
	(Cost $28,172,185)
	Net Other Assets and Liabilities — 0.0%	13,209
	Net Assets — 100.0%	$32,949,163

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2025.

First Trust Nasdaq Transportation ETF (FTXR)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$32,919,931	$32,919,931	$—	$—
Money Market Funds	16,023	16,023	—	—
Total Investments	$32,935,954	$32,935,954	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust S-Network E-Commerce ETF (ISHP)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.8%
	Air Freight & Logistics — 6.3%
2,280	DHL Group (EUR)	$125,211
433	FedEx Corp.	125,076
1,204	United Parcel Service, Inc., Class B	119,425
		369,712
	Broadline Retail — 19.2%
591	Alibaba Group Holding Ltd., ADR	86,629
11,453	Allegro.eu S.A. (PLN) (b) (c) (d)	98,961
451	Amazon.com, Inc. (c)	104,100
3,162	Coupang, Inc. (c)	74,592
1,139	eBay, Inc.	99,207
3,022	JD.com, Inc., ADR	86,731
45	MercadoLibre, Inc. (c)	90,642
1,398	Naspers Ltd., Class N (ZAR)	93,243
616	Next PLC (GBP)	113,590
782	PDD Holdings, Inc., ADR (c)	88,671
1,433	Prosus N.V. (EUR)	89,002
16,100	Rakuten Group, Inc. (JPY) (c)	103,195
		1,128,563
	Commercial Services & Supplies — 1.6%
2,331	Copart, Inc. (c)	91,259
	Consumer Staples Distribution & Retail — 4.8%
125,000	Alibaba Health Information Technology Ltd. (HKD) (c)	81,109
12,517	JD Health International, Inc. (HKD) (b) (c) (d)	89,261
1,009	Walmart, Inc.	112,413
		282,783
	Electronic Equipment, Instruments & Components — 1.4%
344	Zebra Technologies Corp., Class A (c)	83,530
	Financial Services — 8.9%
59	Adyen N.V. (EUR) (b) (c) (d)	95,338
353	Corpay, Inc. (c)	106,228
1,497	Fidelity National Information Services, Inc.	99,491
815	Fiserv, Inc. (c)	54,744
1,178	Global Payments, Inc.	91,177
1,355	PayPal Holdings, Inc.	79,105
		526,083
	Ground Transportation — 1.5%
1,069	Uber Technologies, Inc. (c)	87,348
Shares	Description	Value

	Hotels, Restaurants & Leisure — 12.6%
854	Airbnb, Inc., Class A (c)	$115,905
20	Booking Holdings, Inc.	107,106
3,603	Delivery Hero SE (EUR) (b) (c) (d)	96,202
373	DoorDash, Inc., Class A (c)	84,477
474	Expedia Group, Inc.	134,289
7,705	Meituan, Class B (HKD) (b) (c) (d)	102,269
1,444	Trip.com Group Ltd., ADR	103,838
		744,086
	Industrial REITs — 1.9%
897	Prologis, Inc.	114,511
	Interactive Media & Services — 22.0%
425	Alphabet, Inc., Class A	133,025
9,923	Auto Trader Group PLC (GBP) (b) (d)	78,435
775	Baidu, Inc., ADR (c)	101,261
4,293	CAR Group Ltd. (AUD)	88,126
9,000	Kuaishou Technology (HKD) (b) (d)	73,952
33,800	LY Corp. (JPY)	90,024
140	Meta Platforms, Inc., Class A	92,413
568	NAVER Corp. (KRW)	95,616
3,221	Pinterest, Inc., Class A (c)	83,392
703	REA Group Ltd. (AUD)	86,037
485	Reddit, Inc., Class A (c)	111,487
11,041	Rightmove PLC (GBP)	77,330
850	Scout24 SE (EUR) (b) (d)	85,707
12,251	Snap, Inc., Class A (c)	98,866
		1,295,671
	IT Services — 1.7%
626	Shopify, Inc., Class A (c)	100,767
	Marine Transportation — 4.2%
55	A.P. Moller - Maersk A/S, Class B (DKK)	126,691
66,825	COSCO SHIPPING Holdings Co., Ltd., Class H (HKD)	118,062
		244,753
	Real Estate Management & Development — 4.7%
1,324	CoStar Group, Inc. (c)	89,026
5,592	KE Holdings, Inc., ADR	88,130
1,450	Zillow Group, Inc., Class C (c)	98,919
		276,075
	Specialty Retail — 5.2%
1,365	Best Buy Co., Inc.	91,359

First Trust S-Network E-Commerce ETF (ISHP)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Specialty Retail (Continued)
285	Carvana Co. (c)	$120,276
542	Williams-Sonoma, Inc.	96,796
		308,431
	Textiles, Apparel & Luxury Goods — 2.1%
592	Lululemon Athletica, Inc. (c)	123,023
	Wireless Telecommunication Services — 1.7%
28,368	Taiwan Mobile Co., Ltd. (TWD)	97,959
	Total Common Stocks	5,874,554
	(Cost $5,615,193)
MONEY MARKET FUNDS — 0.1%
3,744	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (e)	3,744
	(Cost $3,744)

	Total Investments — 99.9%	5,878,298
	(Cost $5,618,937)
	Net Other Assets and Liabilities — 0.1%	4,303
	Net Assets — 100.0%	$5,882,601

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of December 31, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
PLN	– Polish Zloty
REITs	– Real Estate Investment Trusts
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Country Allocation†	% of Net Assets
United States	53.0%
Cayman Islands	13.9
Germany	5.2
United Kingdom	4.6
Japan	3.3
Netherlands	3.1
Australia	3.0
Denmark	2.1
China	2.0
Canada	1.7
Luxembourg	1.7
Taiwan	1.7
South Korea	1.6
South Africa	1.6
Bermuda	1.4
Total Investments	99.9
Net Other Assets and Liabilities	0.1
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
USD	64.2%
EUR	8.3
HKD	7.9
GBP	4.6
JPY	3.3
AUD	3.0
DKK	2.1
PLN	1.7
TWD	1.7
KRW	1.6
ZAR	1.6
Total	100.0%

First Trust S-Network E-Commerce ETF (ISHP)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$5,874,554	$5,874,554	$—	$—
Money Market Funds	3,744	3,744	—	—
Total Investments	$5,878,298	$5,878,298	$—	$—

*	See Portfolio of Investments for industry breakout.

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Bermuda — 0.4%
214	Credicorp Ltd.	$61,418
	Brazil — 8.8%
20,887	Ambev S.A. (BRL)	52,830
2,364	Axia Energia (BRL)	21,833
23,534	Banco do Brasil S.A. (BRL)	94,140
17,683	Banco Santander Brasil S.A. (BRL)	109,911
15,631	BB Seguridade Participacoes S.A. (BRL)	103,118
34,406	Caixa Seguridade Participacoes S.A. (BRL)	104,353
769	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (BRL)	18,719
2,664	Cia De Sanena Do Parana (BRL)	19,534
8,853	Cia Energetica de Minas Gerais (Preference Shares) (BRL)	18,095
7,664	Cia Paranaense de Energia - Copel (BRL)	18,294
2,135	Energisa S.A. (BRL)	18,374
5,965	Eneva S.A. (BRL) (c)	21,967
3,396	Engie Brasil Energia S.A. (BRL)	19,441
2,672	Equatorial S.A. (BRL)	18,773
13,705	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	98,115
46,231	Itausa S.A. (Preference Shares) (BRL)	98,541
17,965	Klabin S.A. (BRL)	61,503
37,207	Motiva Infraestrutura de Mobilidade S.A. (BRL)	102,256
30,621	Petroleo Brasileiro S.A. - Petrobras (Preference Shares) (BRL)	172,223
10,427	Porto Seguro S.A. (BRL)	92,021
5,946	Rede D’Or Sao Luiz S.A. (BRL) (d) (e)	44,065
6,431	Suzano S.A. (BRL)	60,381
2,084	Telefonica Brasil S.A. (BRL)	12,588
3,021	TIM S.A. (BRL)	11,765
5,573	Vale S.A. (BRL)	73,185
		1,466,025
	Cayman Islands — 4.7%
1,900	ENN Energy Holdings Ltd. (HKD)	16,894
187,000	Fufeng Group Ltd. (HKD)	189,338
12,500	Hengan International Group Co., Ltd. (HKD)	44,811
5,700	Tencent Holdings Ltd. (HKD)	438,704
Shares	Description	Value

	Cayman Islands (Continued)
30,000	Tingyi Cayman Islands Holding Corp. (HKD)	$45,447
39,000	Uni-President China Holdings Ltd. (HKD)	40,740
		775,934
	Chile — 1.1%
109,517	Banco de Chile (CLP)	21,154
376	Banco de Credito e Inversiones S.A. (CLP)	24,375
251,074	Banco Santander Chile (CLP)	19,816
3,672	Cencosud S.A. (CLP)	11,801
1,276	Empresas Copec S.A. (CLP)	10,000
3,816	Falabella S.A. (CLP)	26,619
995,556	Latam Airlines Group S.A. (CLP)	26,954
577	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares) (CLP) (c)	40,865
		181,584
	China — 11.3%
167,214	Agricultural Bank of China Ltd., Class H (HKD)	124,185
205,930	Bank of China Ltd., Class H (HKD)	118,012
134,094	Bank of Communications Co., Ltd., Class H (HKD)	111,132
42,000	CGN Power Co., Ltd., Class H (HKD) (d) (e)	15,812
131,159	China CITIC Bank Corp., Ltd., Class H (HKD)	116,957
40,000	China Coal Energy Co., Ltd., Class H (HKD)	51,139
117,027	China Construction Bank Corp., Class H (HKD)	115,633
271,000	China Everbright Bank Co., Ltd., Class H (HKD)	126,748
213,500	China Minsheng Banking Corp., Ltd., Class H (HKD)	107,810
91,821	China Petroleum & Chemical Corp., Class H (HKD)	55,097
9,936	China Shenhua Energy Co., Ltd., Class H (HKD)	49,535
289,200	China Tower Corp., Ltd., Class H (HKD) (d) (e)	429,562
22,000	Huaneng Power International, Inc., Class H (HKD)	16,198
152,566	Industrial & Commercial Bank of China Ltd., Class H (HKD)	123,304
52,000	PetroChina Co., Ltd., Class H (HKD)	55,991
50,752	PICC Property & Casualty Co., Ltd., Class H (HKD)	106,686

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	China (Continued)
161,000	Postal Savings Bank of China Co., Ltd., Class H (HKD) (d) (e)	$110,054
17,600	Sinopharm Group Co., Ltd., Class H (HKD)	43,962
		1,877,817
	Colombia — 0.2%
1,775	Grupo Cibest S.A. (Preference Shares) (COP)	28,108
	Czech Republic — 0.2%
511	CEZ A/S (CZK)	32,190
	Hong Kong — 2.0%
578,000	China Resources Pharmaceutical Group Ltd. (HKD) (d) (e)	330,489
	Hungary — 0.6%
762	OTP Bank Nyrt (HUF)	81,785
413	Richter Gedeon Nyrt (HUF)	12,459
		94,244
	India — 36.7%
7,998	Asian Paints Ltd. (INR)	246,446
24,707	Axis Bank Ltd. (INR)	348,946
11,217	Bharti Airtel Ltd. (INR)	262,780
994	Britannia Industries Ltd. (INR)	66,698
59,649	Coal India Ltd. (INR)	264,799
12,118	Dabur India Ltd. (INR)	67,898
14,777	Dr. Reddy’s Laboratories Ltd. (INR)	209,030
6,817	Grasim Industries Ltd. (INR)	214,569
29,399	HDFC Bank Ltd. (INR)	324,215
36,960	HDFC Life Insurance Co., Ltd. (INR) (d) (e)	308,352
2,368	Hindustan Unilever Ltd. (INR)	61,016
20,741	ICICI Bank Ltd. (INR)	309,894
14,826	ITC Ltd. (INR)	66,477
2,390	Kwality Wall’s India Ltd. (INR) (c) (f) (g)	1,015
8,537	Marico Ltd. (INR)	71,294
201	MRF Ltd. (INR)	341,834
5,164	Nestle India Ltd. (INR)	74,002
21,224	Pidilite Industries Ltd. (INR)	350,052
17,053	Reliance Industries Ltd. (INR)	297,955
15,614	SBI Life Insurance Co., Ltd. (INR) (d) (e)	353,506
642	Shree Cement Ltd. (INR)	189,823
32,046	State Bank of India (INR)	350,198
11,342	Sun Pharmaceutical Industries Ltd. (INR)	217,011
14,845	Tata Consultancy Services Ltd. (INR)	529,554
Shares	Description	Value

	India (Continued)
8,720	Titan Co., Ltd. (INR)	$393,072
1,538	UltraTech Cement Ltd. (INR)	201,646
		6,122,082
	Indonesia — 1.9%
59,053	Alamtri Resources Indonesia Tbk PT (IDR)	6,410
48,840	Aneka Tambang Tbk (IDR)	9,226
64,088	Astra International Tbk PT (IDR)	25,751
94,002	Bank Central Asia Tbk PT (IDR)	45,521
162,901	Bank Mandiri Persero Tbk PT (IDR)	49,823
174,821	Bank Negara Indonesia Persero Tbk PT (IDR)	45,815
183,786	Bank Rakyat Indonesia Persero Tbk PT (IDR)	40,339
41,156	Barito Pacific Tbk PT (IDR) (c)	8,071
183,733	Bumi Resources Minerals Tbk PT (IDR) (c)	12,120
669,794	Bumi Resources Tbk PT (IDR) (c)	14,702
2,816,752	GoTo Gojek Tokopedia Tbk PT (IDR) (c)	10,811
73,145	Merdeka Copper Gold Tbk PT (IDR) (c)	10,001
171,087	Telkom Indonesia Persero Tbk PT (IDR)	35,705
5,764	United Tractors Tbk PT (IDR)	10,197
		324,492
	Luxembourg — 0.1%
1,231	Allegro.eu S.A. (PLN) (c) (d) (e)	10,637
	Malaysia — 2.0%
21,300	AMMB Holdings Bhd (MYR)	34,118
16,400	CIMB Group Holdings Bhd (MYR)	33,342
8,500	Gamuda Bhd (MYR)	10,431
13,000	Genting Bhd (MYR)	9,675
4,400	IHH Healthcare Bhd (MYR)	9,487
16,600	IJM Corp. Bhd (MYR)	9,286
12,200	KPJ Healthcare Bhd (MYR)	8,087
12,200	Malayan Banking Bhd (MYR)	31,507
4,500	PPB Group Bhd (MYR)	12,265
17,000	Press Metal Aluminium Holdings Bhd (MYR)	29,827
27,900	Public Bank Bhd (MYR)	31,214
18,300	RHB Bank Bhd (MYR)	34,769
8,800	SD Guthrie Bhd (MYR)	12,426
16,700	Sime Darby Bhd (MYR)	8,848
9,100	Sunway Bhd (MYR)	12,603
7,800	Telekom Malaysia Bhd (MYR)	15,473
4,400	Tenaga Nasional Bhd (MYR)	14,876

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Malaysia (Continued)
20,700	YTL Corp. Bhd (MYR)	$10,406
13,700	YTL Power International Bhd (MYR)	11,175
		339,815
	Mexico — 4.4%
92,591	America Movil S.A.B. de C.V., Series B (MXN)	95,792
2,355	Arca Continental S.A.B. de C.V. (MXN)	25,486
34,841	Cemex S.A.B. de C.V., Series CPO (MXN)	39,992
2,976	Coca-Cola Femsa S.A.B. de C.V. (MXN)	28,272
5,613	Corp Inmobiliaria Vesta S.A.B. de C.V. (MXN)	17,172
10,781	Fibra Uno Administracion S.A. de C.V. (MXN)	16,159
2,504	Fomento Economico Mexicano S.A.B. de C.V., Series UBD (MXN)	25,288
13,150	Gentera S.A.B. de C.V. (MXN)	33,650
1,330	Gruma S.A.B. de C.V., Class B (MXN)	22,914
2,411	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (MXN)	32,606
1,320	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (MXN)	34,677
975	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (MXN)	31,359
6,954	Grupo Bimbo S.A.B. de C.V., Series A (MXN)	22,830
3,943	Grupo Comercial Chedraui S.A. de C.V. (MXN)	27,003
3,385	Grupo Financiero Banorte S.A.B. de C.V., Class O (MXN)	31,381
6,445	Grupo Mexico S.A.B. de C.V., Series B (MXN)	60,855
1,258	Industrias Penoles S.A.B. de C.V. (MXN) (c)	66,139
11,675	Kimberly-Clark de Mexico S.A.B. de C.V., Class A (MXN)	24,896
3,729	Qualitas Controladora S.A.B. de C.V. (MXN)	38,652
3,788	Regional S.A.B. de C.V. (MXN)	30,009
10,101	Wal-Mart de Mexico S.A.B. de C.V. (MXN)	31,485
		736,617
Shares	Description	Value

	Morocco — 0.1%
97	Travaux Generaux de Construction de Casablanca S.A. (MAD)	$9,641
	Netherlands — 0.1%
1,170	NEPI Rockcastle N.V. (ZAR)	10,305
1,692	Pepco Group N.V. (PLN) (e)	14,139
247	X5 Retail Group N.V., GDR (c) (e) (f) (g) (h)	0
		24,444
	Philippines — 1.0%
84,510	Ayala Land, Inc. (PHP)	32,248
11,960	Bank of the Philippine Islands (PHP)	23,602
10,351	BDO Unibank, Inc. (PHP)	23,682
5,740	International Container Terminal Services, Inc. (PHP)	55,319
2,760	SM Investments Corp. (PHP)	32,816
		167,667
	Poland — 1.8%
726	Alior Bank S.A. (PLN)	22,336
171	Asseco Poland S.A. (PLN)	10,879
426	Bank Polska Kasa Opieki S.A. (PLN)	24,338
26	Budimex S.A. (PLN)	4,619
241	CCC S.A. (PLN) (c)	8,029
162	CD Projekt S.A. (PLN)	10,875
2,234	Dino Polska S.A. (PLN) (c) (d) (e)	25,731
361	KGHM Polska Miedz S.A. (PLN) (c)	28,236
2	LPP S.A. (PLN)	11,593
83	mBank S.A. (PLN) (c)	24,542
1,617	ORLEN S.A. (PLN)	43,290
3,280	PGE Polska Grupa Energetyczna S.A. (PLN) (c)	8,044
1,057	Powszechna Kasa Oszczednosci Bank Polski S.A. (PLN)	25,074
1,370	Powszechny Zaklad Ubezpieczen S.A. (PLN)	25,469
158	Santander Bank Polska S.A. (PLN)	24,004
3,873	Tauron Polska Energia S.A. (PLN) (c)	9,323
		306,382
	Russia — 0.0%
7,696	Alrosa PJSC (RUB) (c) (f) (g) (h)	0
40,399	Credit Bank of Moscow PJSC (RUB) (c) (f) (g) (h)	0
4,700	GMK Norilskiy Nickel PAO (RUB) (c) (f) (g) (h)	0

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Russia (Continued)
172,018	Inter RAO UES PJSC (RUB) (c) (f) (g) (h)	$0
96	Magnit PJSC (RUB) (c) (f) (g) (h)	0
15,021	Magnitogorsk Iron & Steel Works PJSC (RUB) (c) (f) (g) (h)	0
2,140	Mobile TeleSystems PJSC (RUB) (c) (f) (g) (h)	0
1,668	Moscow Exchange MICEX-RTS PJSC (RUB) (c) (f) (g) (h)	0
4,741	Novolipetsk Steel PJSC (RUB) (c) (f) (g) (h)	0
850	Polyus PJSC (RUB) (c) (f) (g) (h)	0
676	Severstal PAO (RUB) (c) (f) (g) (h)	0
10,776	Sistema AFK PAO (RUB) (c) (f) (g) (h)	0
3,253	Tatneft PJSC (RUB) (c) (f) (g) (h)	0
		0
	South Africa — 5.2%
2,759	Absa Group Ltd. (ZAR)	39,879
876	Aspen Pharmacare Holdings Ltd. (ZAR)	6,178
593	Bid Corp., Ltd. (ZAR)	15,107
668	Bidvest Group Ltd. (ZAR)	9,580
144	Capitec Bank Holdings Ltd. (ZAR)	36,137
727	Clicks Group Ltd. (ZAR)	14,776
2,536	Discovery Ltd. (ZAR)	34,852
776	Exxaro Resources Ltd. (ZAR)	8,388
6,433	FirstRand Ltd. (ZAR)	35,253
4,512	Gold Fields Ltd. (ZAR)	197,730
10,988	Growthpoint Properties Ltd. (ZAR)	11,386
623	Mr Price Group Ltd. (ZAR)	6,583
4,296	MTN Group Ltd. (ZAR)	43,972
2,160	Naspers Ltd., Class N (ZAR)	144,066
2,340	Nedbank Group Ltd. (ZAR)	37,624
37,420	Old Mutual Ltd. (ZAR)	33,669
6,967	OUTsurance Group Ltd. (ZAR)	30,148
5,219	Pepkor Holdings Ltd. (ZAR) (d) (e)	8,336
3,006	Remgro Ltd. (ZAR)	32,966
5,976	Sanlam Ltd. (ZAR)	35,542
935	Shoprite Holdings Ltd. (ZAR)	15,257
2,113	Standard Bank Group Ltd. (ZAR)	37,054
Shares	Description	Value

	South Africa (Continued)
830	Tiger Brands Ltd. (ZAR)	$18,353
2,523	Woolworths Holdings Ltd. (ZAR)	8,532
		861,368
	Taiwan — 13.8%
123,919	Asia Cement Corp. (TWD)	146,713
72,348	Chang Hwa Commercial Bank Ltd. (TWD)	47,088
13,969	Chunghwa Telecom Co., Ltd. (TWD)	58,018
33,138	CTBC Financial Holding Co., Ltd. (TWD)	52,944
42,628	E.Sun Financial Holding Co., Ltd. (TWD)	45,788
170,054	Far Eastern New Century Corp. (TWD)	150,459
21,095	Far EasTone Telecommunications Co., Ltd. (TWD)	59,283
47,626	First Financial Holding Co., Ltd. (TWD)	44,563
16,100	Fubon Financial Holding Co., Ltd. (TWD)	49,242
48,028	Hua Nan Financial Holdings Co., Ltd. (TWD)	47,385
95,093	KGI Financial Holding Co., Ltd. (TWD)	52,207
33,450	Mega Financial Holding Co., Ltd. (TWD)	42,584
34,510	Novatek Microelectronics Corp. (TWD)	410,775
4,025	President Chain Store Corp. (TWD)	28,374
33,808	Shanghai Commercial & Savings Bank (The) Ltd. (TWD)	43,685
56,865	SinoPac Financial Holdings Co., Ltd. (TWD)	51,760
62,735	Taichung Commercial Bank Co., Ltd. (TWD)	41,530
90,263	Taiwan Business Bank (TWD)	45,964
57,673	Taiwan Cooperative Financial Holding Co., Ltd. (TWD)	44,603
17,109	Taiwan Mobile Co., Ltd. (TWD)	59,080
196,980	TCC Group Holdings Co., Ltd. (TWD)	145,444
78,980	TS Financial Holding Co., Ltd. (TWD)	51,278
12,732	Uni-President Enterprises Corp. (TWD)	31,242

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Taiwan (Continued)
323,124	United Microelectronics Corp. (TWD)	$506,480
40,793	Yuanta Financial Holding Co., Ltd. (TWD)	51,023
		2,307,512
	Thailand — 2.4%
2,800	Advanced Info Service PCL (THB)	27,818
10,500	Airports of Thailand PCL (THB)	17,664
3,200	Bangkok Bank PCL (THB)	17,216
30,400	Bangkok Dusit Medical Services PCL (THB)	18,623
82,700	Bangkok Expressway & Metro PCL (THB)	14,044
3,600	Bumrungrad Hospital PCL (THB)	17,997
10,500	Central Pattana PCL (THB)	18,414
11,000	Central Retail Corp. PCL (THB) (d) (e)	6,285
23,700	Charoen Pokphand Foods PCL (THB)	16,399
11,200	CP ALL PCL (THB)	15,464
32,100	Home Product Center PCL (THB)	6,776
14,900	Indorama Ventures PCL (THB)	7,614
2,800	Kasikornbank PCL (THB)	17,286
19,000	Krung Thai Bank PCL (THB)	17,037
10,400	Minor International PCL (THB)	8,022
11,700	Muangthai Capital PCL (THB)	11,698
5,100	PTT Exploration & Production PCL (THB)	18,292
41,500	PTT Oil & Retail Business PCL (THB) (d) (e)	17,519
17,700	PTT PCL (THB)	17,978
3,700	SCB X PCL (THB)	16,324
1,900	Siam Cement (The) PCL (THB)	11,067
45,300	Thai Beverage PCL (SGD)	16,211
4,600	Tisco Financial Group PCL (THB)	16,134
248,400	TMBThanachart Bank PCL (THB)	15,927
77,900	True Corp. PCL (THB)	26,952
		394,761
	Turkey — 1.0%
6,767	Akbank T.A.S. (TRY)	11,005
1,416	Aselsan Elektronik Sanayi Ve Ticaret A/S (TRY)	7,644
3,119	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A/S (TRY)	8,495
Shares	Description	Value

	Turkey (Continued)
815	BIM Birlesik Magazalar A/S (TRY)	$10,187
9,581	Coca-Cola Icecek A/S (TRY)	13,125
4,325	Enka Insaat ve Sanayi A/S (TRY)	7,945
7,812	Eregli Demir ve Celik Fabrikalari T.A.S. (TRY)	4,335
2,992	Ford Otomotiv Sanayi A/S (TRY)	6,458
4,888	Haci Omer Sabanci Holding A/S (TRY)	9,595
3,272	KOC Holding A/S (TRY)	12,868
14,375	Oyak Cimento Fabrikalari A/S (TRY) (i)	7,716
1,369	Pegasus Hava Tasimaciligi A/S (TRY) (c)	6,114
61,249	Sasa Polyester Sanayi A/S (TRY) (c) (i)	3,967
1,143	Tofas Turk Otomobil Fabrikasi A/S (TRY)	6,578
941	Turk Hava Yollari AO (TRY)	5,886
3,761	Turkcell Iletisim Hizmetleri A/S (TRY)	8,158
29,985	Turkiye Is Bankasi A/S, Class C (TRY)	9,843
3,034	Turkiye Petrol Rafinerileri A/S (TRY)	13,035
8,158	Turkiye Sise ve Cam Fabrikalari A/S (TRY)	7,295
12,501	Yapi ve Kredi Bankasi A/S (TRY) (c)	10,549
		170,798
	Total Common Stocks	16,624,025
	(Cost $14,597,916)
WARRANTS (a) (b) — 0.0%
	Malaysia — 0.0%
5,200	YTL Corp. Bhd, expiring 06/02/28, (MYR) (c) (f) (g)	692
3,120	YTL Power International Bhd, expiring 06/02/28, (MYR) (c) (f) (g)	661
	Total Warrants	1,353
	(Cost $0)

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
169,731	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (j)	$169,731
	(Cost $169,731)

	Total Investments — 100.8%	16,795,109
	(Cost $14,767,647)
	Net Other Assets and Liabilities — (0.8)%	(131,638)
	Net Assets — 100.0%	$16,663,471

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2025, securities
noted as such are valued at $2,368 or 0.0% of net assets.

(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(i)	Non-income producing security which makes payment-in- kind distributions.
(j)	Rate shown reflects yield as of December 31, 2025.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
COP	– Colombian Peso
CZK	– Czech Koruna
GDR	– Global Depositary Receipt
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MAD	– Moroccan Dirham
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PHP	– Philippine Peso
PLN	– Polish Zloty
RUB	– Russian Ruble
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Sector Allocation	% of Total Investments
Financials	35.6%
Materials	14.4
Communication Services	9.5
Information Technology	8.7
Energy	6.4
Consumer Staples	6.3
Consumer Discretionary	6.3
Health Care	5.5
Industrials	3.8
All Other	3.5
Total	100.0%

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Currency Exposure Diversification	% of Total Investments
INR	36.4%
HKD	17.8
TWD	13.7
BRL	8.7
ZAR	5.2
MXN	4.4
THB	2.2
MYR	2.0
PLN	2.0
IDR	1.9
USD	1.4
CLP	1.1
TRY	1.0
PHP	1.0
HUF	0.6
CZK	0.2
COP	0.2
SGD	0.1
MAD	0.1
RUB	0.0‡
Total	100.0%

‡	Investments are valued at $0.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
India	$6,122,082	$6,121,067	$1,015	$—
Netherlands	24,444	24,444	—	— **
Russia	— **	—	—	— **
Thailand	394,761	16,211	378,550	—
Other Country Categories*	10,082,738	10,082,738	—	—
Warrants*	1,353	—	1,353	—
Money Market Funds	169,731	169,731	—	—
Total Investments	$16,795,109	$16,414,191	$380,918	$— **

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 1.2%
590	General Dynamics Corp.	$198,629
617	L3Harris Technologies, Inc.	181,133
616	Lockheed Martin Corp.	297,941
		677,703
	Air Freight & Logistics — 2.3%
1,673	C.H. Robinson Worldwide, Inc.	268,952
10,243	United Parcel Service, Inc., Class B	1,016,003
		1,284,955
	Banks — 5.0%
6,616	Bank of America Corp.	363,880
13,408	Fifth Third Bancorp	627,628
35,213	Huntington Bancshares, Inc.	610,946
2,595	M&T Bank Corp.	522,841
14,154	U.S. Bancorp	755,257
		2,880,552
	Biotechnology — 0.8%
1,932	AbbVie, Inc.	441,443
	Building Products — 0.4%
3,084	A.O. Smith Corp.	206,258
	Capital Markets — 4.5%
38,139	Franklin Resources, Inc.	911,141
2,953	Northern Trust Corp.	403,350
3,983	State Street Corp.	513,847
7,496	T. Rowe Price Group, Inc.	767,440
		2,595,778
	Chemicals — 0.5%
654	Air Products and Chemicals, Inc.	161,551
1,697	CF Industries Holdings, Inc.	131,246
311	Solstice Advanced Materials, Inc. (a)	15,109
		307,906
	Containers & Packaging — 0.7%
48,201	Amcor PLC	401,996
	Distributors — 1.7%
5,467	Genuine Parts Co.	672,222
1,324	Pool Corp.	302,865
		975,087
	Diversified Telecommunication Services — 5.9%
45,322	Comcast Corp., Class A	1,354,674
50,027	Verizon Communications, Inc.	2,037,600
		3,392,274
	Electric Utilities — 2.3%
1,577	American Electric Power Co., Inc.	181,844
Shares	Description	Value

	Electric Utilities (Continued)
1,495	Duke Energy Corp.	$175,229
5,771	Edison International	346,375
2,497	Evergy, Inc.	181,007
3,238	Eversource Energy	218,015
2,413	Pinnacle West Capital Corp.	214,033
		1,316,503
	Electronic Equipment, Instruments & Components — 4.6%
3,228	Amphenol Corp., Class A	436,232
12,975	Corning, Inc.	1,136,091
4,506	TE Connectivity PLC	1,025,160
		2,597,483
	Food Products — 2.9%
3,946	Archer-Daniels-Midland Co.	226,856
11,239	Campbell’s (The) Co.	313,231
29,103	Conagra Brands, Inc.	503,773
7,041	General Mills, Inc.	327,406
2,765	J.M. Smucker (The) Co.	270,445
		1,641,711
	Ground Transportation — 0.8%
707	Norfolk Southern Corp.	204,125
1,179	Union Pacific Corp.	272,726
		476,851
	Health Care Equipment & Supplies — 1.9%
2,148	Abbott Laboratories	269,123
1,846	Becton Dickinson & Co.	358,253
4,852	Medtronic PLC	466,083
		1,093,459
	Health Care Providers & Services — 3.0%
1,272	Cardinal Health, Inc.	261,396
1,061	Cigna Group (The)	292,019
6,716	CVS Health Corp.	532,982
1,446	Quest Diagnostics, Inc.	250,924
1,107	UnitedHealth Group, Inc.	365,432
		1,702,753
	Hotels, Restaurants & Leisure — 1.0%
1,834	McDonald’s Corp.	560,525
	Household Durables — 1.1%
1,442	Garmin Ltd.	292,510
3,048	Lennar Corp., Class A	313,334
		605,844
	Industrial Conglomerates — 0.4%
1,243	Honeywell International, Inc.	242,497

First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance — 5.3%
3,001	Aflac, Inc.	$330,920
2,206	Cincinnati Financial Corp.	360,284
1,021	Everest Group Ltd.	346,477
5,464	MetLife, Inc.	431,328
7,401	Principal Financial Group, Inc.	652,842
7,937	Prudential Financial, Inc.	895,929
		3,017,780
	IT Services — 7.7%
8,801	Accenture PLC, Class A	2,361,308
6,822	International Business Machines Corp.	2,020,745
		4,382,053
	Leisure Products — 1.7%
11,998	Hasbro, Inc.	983,836
	Machinery — 2.4%
526	Cummins, Inc.	268,497
1,110	Illinois Tool Works, Inc.	273,393
821	Snap-on, Inc.	282,916
7,328	Stanley Black & Decker, Inc.	544,324
		1,369,130
	Media — 1.9%
13,411	Omnicom Group, Inc.	1,082,938
	Oil, Gas & Consumable Fuels — 3.1%
2,760	Chevron Corp.	420,652
15,584	Coterra Energy, Inc.	410,171
2,982	Exxon Mobil Corp.	358,854
7,903	ONEOK, Inc.	580,870
		1,770,547
	Personal Care Products — 0.7%
24,058	Kenvue, Inc.	415,001
	Pharmaceuticals — 3.9%
19,332	Bristol-Myers Squibb Co.	1,042,768
2,266	Johnson & Johnson	468,949
6,877	Merck & Co., Inc.	723,873
		2,235,590
	Professional Services — 1.0%
839	Automatic Data Processing, Inc.	215,816
3,060	Paychex, Inc.	343,271
		559,087
	Residential REITs — 0.6%
615	Essex Property Trust, Inc.	160,933
1,365	Mid-America Apartment Communities, Inc.	189,612
		350,545
Shares	Description	Value

	Retail REITs — 0.7%
1,869	Federal Realty Investment Trust	$188,395
3,730	Realty Income Corp.	210,260
		398,655
	Semiconductors & Semiconductor Equipment — 16.3%
5,400	Analog Devices, Inc.	1,464,480
3,212	Applied Materials, Inc.	825,452
495	KLA Corp.	601,464
36,178	Microchip Technology, Inc.	2,305,262
10,337	QUALCOMM, Inc.	1,768,144
13,669	Texas Instruments, Inc.	2,371,435
		9,336,237
	Software — 0.7%
2,045	Oracle Corp.	398,591
	Specialized REITs — 0.6%
1,277	Extra Space Storage, Inc.	166,291
567	Public Storage	147,137
		313,428
	Specialty Retail — 3.4%
15,090	Best Buy Co., Inc.	1,009,974
1,427	Home Depot (The), Inc.	491,031
1,916	Lowe’s Cos., Inc.	462,062
		1,963,067
	Technology Hardware, Storage & Peripherals — 6.4%
74,936	Hewlett Packard Enterprise Co.	1,799,963
84,360	HP, Inc.	1,879,541
		3,679,504
	Textiles, Apparel & Luxury Goods — 0.9%
8,116	NIKE, Inc., Class B	517,070
	Tobacco — 1.2%
7,123	Altria Group, Inc.	410,712
1,654	Philip Morris International, Inc.	265,302
		676,014
	Trading Companies & Distributors — 0.3%
4,787	Fastenal Co.	192,102
	Total Common Stocks	57,042,753
	(Cost $53,020,630)

First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.0%
32,075	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (b)	$32,075
	(Cost $32,075)

	Total Investments — 99.8%	57,074,828
	(Cost $53,052,705)
	Net Other Assets and Liabilities — 0.2%	103,561
	Net Assets — 100.0%	$57,178,389

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$57,042,753	$57,042,753	$—	$—
Money Market Funds	32,075	32,075	—	—
Total Investments	$57,074,828	$57,074,828	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust SMID Capital Strength ETF (FSCS)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.2%
2,239	Woodward, Inc.	$676,894
	Air Freight & Logistics — 1.2%
4,623	Expeditors International of Washington, Inc.	688,873
	Banks — 8.2%
4,644	City Holding Co.	553,565
10,846	Commerce Bancshares, Inc.	567,680
4,527	Cullen/Frost Bankers, Inc.	573,254
5,776	East West Bancorp, Inc.	649,165
5,551	Esquire Financial Holdings, Inc.	566,590
26,943	First BanCorp	558,528
7,786	Pathward Financial, Inc.	552,806
7,373	ServisFirst Bancshares, Inc.	529,308
		4,550,896
	Beverages — 2.0%
4,212	Coca-Cola Consolidated, Inc.	645,700
15,332	National Beverage Corp. (a)	488,937
		1,134,637
	Biotechnology — 1.0%
8,273	Halozyme Therapeutics, Inc. (a)	556,773
	Building Products — 1.9%
7,956	A.O. Smith Corp.	532,097
3,125	Allegion PLC	497,563
		1,029,660
	Capital Markets — 10.0%
12,838	Artisan Partners Asset Management, Inc., Class A	523,020
2,316	Cboe Global Markets, Inc.	581,316
1,933	FactSet Research Systems, Inc.	560,937
10,764	Federated Hermes, Inc.	560,482
2,915	Houlihan Lokey, Inc.	507,764
3,236	MarketAxess Holdings, Inc.	586,525
2,583	Morningstar, Inc.	561,312
3,130	PJT Partners, Inc., Class A	523,336
6,862	SEI Investments Co.	562,821
5,345	T. Rowe Price Group, Inc.	547,221
		5,514,734
	Chemicals — 3.8%
7,962	Cabot Corp.	527,722
6,639	CF Industries Holdings, Inc.	513,460
5,459	PPG Industries, Inc.	559,329
4,941	RPM International, Inc.	513,864
		2,114,375
	Commercial Services & Supplies — 4.1%
7,351	Brady Corp., Class A	576,098
3,358	MSA Safety, Inc.	537,750
Shares	Description	Value

	Commercial Services & Supplies (Continued)
9,932	Rollins, Inc.	$596,118
5,396	Veralto Corp.	538,413
		2,248,379
	Communications Equipment — 0.9%
1,841	F5, Inc. (a)	469,934
	Construction & Engineering — 1.8%
4,238	AECOM	404,009
5,278	Granite Construction, Inc.	608,817
		1,012,826
	Consumer Staples Distribution & Retail — 1.7%
980	Casey’s General Stores, Inc.	541,656
4,961	Sprouts Farmers Market, Inc. (a)	395,243
		936,899
	Containers & Packaging — 3.1%
4,286	AptarGroup, Inc.	522,720
3,477	Avery Dennison Corp.	632,397
2,727	Packaging Corp. of America	562,389
		1,717,506
	Distributors — 0.9%
4,165	Genuine Parts Co.	512,128
	Diversified Consumer Services — 3.7%
3,663	Adtalem Global Education, Inc. (a)	379,011
566	Graham Holdings Co., Class B	621,808
2,622	Grand Canyon Education, Inc. (a)	436,065
18,880	Laureate Education, Inc. (a)	635,689
		2,072,573
	Electrical Equipment — 2.1%
1,554	Acuity, Inc.	559,502
1,302	Hubbell, Inc.	578,231
		1,137,733
	Electronic Equipment, Instruments & Components — 1.8%
3,636	CDW Corp.	495,223
13,045	Vontier Corp.	485,013
		980,236
	Financial Services — 1.2%
3,626	Jack Henry & Associates, Inc.	661,672
	Food Products — 2.9%
2,952	Hershey (The) Co.	537,205

First Trust SMID Capital Strength ETF (FSCS)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
4,565	Ingredion, Inc.	$503,337
3,293	Marzetti (The) Company	541,435
		1,581,977
	Health Care Providers & Services — 2.8%
7,757	CorVel Corp. (a)	524,916
4,454	Encompass Health Corp.	472,748
3,045	Ensign Group (The), Inc.	530,439
		1,528,103
	Hotels, Restaurants & Leisure — 0.9%
3,125	Texas Roadhouse, Inc.	518,750
	Household Durables — 0.9%
71	NVR, Inc. (a)	517,787
	Household Products — 0.8%
4,630	Clorox (The) Co.	466,843
	Insurance — 11.4%
4,228	American Financial Group, Inc.	577,883
5,992	Axis Capital Holdings Ltd.	641,683
1,749	Erie Indemnity Co., Class A	501,351
4,115	Globe Life, Inc.	575,524
23,356	Hamilton Insurance Group Ltd., Class B (a)	651,632
3,242	Hanover Insurance Group (The), Inc.	592,540
1,239	Kinsale Capital Group, Inc.	484,598
2,101	Primerica, Inc.	542,814
2,209	RenaissanceRe Holdings Ltd.	621,083
11,990	Skyward Specialty Insurance Group, Inc. (a)	612,809
7,490	W.R. Berkley Corp.	525,199
		6,327,116
	Interactive Media & Services — 0.9%
17,073	Yelp, Inc. (a)	518,848
	IT Services — 1.0%
4,307	GoDaddy, Inc., Class A (a)	534,413
	Machinery — 11.6%
12,604	Atmus Filtration Technologies, Inc.	654,274
6,699	Donaldson Co., Inc.	593,933
3,329	Dover Corp.	649,954
6,736	Graco, Inc.	552,150
3,205	ITT, Inc.	556,100
4,271	Lindsay Corp.	503,423
5,624	Mueller Industries, Inc.	645,635
2,378	Nordson Corp.	571,743
1,634	Snap-on, Inc.	563,076
Shares	Description	Value

	Machinery (Continued)
7,478	Toro (The) Co.	$588,668
2,012	Watts Water Technologies, Inc., Class A	555,352
		6,434,308
	Media — 1.2%
9,867	New York Times (The) Co., Class A	684,967
	Personal Care Products — 0.9%
5,638	Interparfums, Inc.	478,272
	Professional Services — 6.2%
2,421	Broadridge Financial Solutions, Inc.	540,295
13,744	ExlService Holdings, Inc. (a)	583,295
8,215	Exponent, Inc.	570,614
14,061	Genpact Ltd.	657,774
3,006	Leidos Holdings, Inc.	542,282
3,689	Paylocity Holding Corp. (a)	562,572
		3,456,832
	Software — 4.0%
31,757	A10 Networks, Inc.	561,781
11,154	Alarm.com Holdings, Inc. (a)	569,077
11,520	Dynatrace, Inc. (a)	499,277
4,379	Qualys, Inc. (a)	581,969
		2,212,104
	Specialized REITs — 1.0%
24,544	Rayonier, Inc.	531,378
	Specialty Retail — 1.9%
10,205	Buckle (The), Inc.	545,151
3,268	Penske Automotive Group, Inc.	517,292
		1,062,443
	Technology Hardware, Storage & Peripherals — 0.9%
4,656	NetApp, Inc.	498,611
	Total Common Stocks	55,369,480
	(Cost $54,872,701)
MONEY MARKET FUNDS — 0.1%
43,748	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (b)	43,748
	(Cost $43,748)

	Total Investments — 100.0%	55,413,228
	(Cost $54,916,449)
	Net Other Assets and Liabilities — (0.0)%	(4,763)
	Net Assets — 100.0%	$55,408,465

First Trust SMID Capital Strength ETF (FSCS)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$55,369,480	$55,369,480	$—	$—
Money Market Funds	43,748	43,748	—	—
Total Investments	$55,413,228	$55,413,228	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust SMID Growth Strength ETF (FSGS)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 2.3%
507	Curtiss-Wright Corp.	$279,494
1,117	Woodward, Inc.	337,691
		617,185
	Automobile Components — 0.9%
10,627	Gentex Corp.	247,290
	Banks — 5.1%
3,612	Axos Financial, Inc. (a)	311,210
2,447	BancFirst Corp.	259,431
2,767	Esquire Financial Holdings, Inc.	282,428
4,218	International Bancshares Corp.	280,244
2,211	Nicolet Bankshares, Inc.	268,194
		1,401,507
	Biotechnology — 7.5%
9,135	Alkermes PLC (a)	255,597
5,187	BioMarin Pharmaceutical, Inc. (a)	308,263
13,450	Catalyst Pharmaceuticals, Inc. (a)	313,923
7,042	Exelixis, Inc. (a)	308,651
4,124	Halozyme Therapeutics, Inc. (a)	277,545
3,157	Incyte Corp. (a)	311,817
1,972	Neurocrine Biosciences, Inc. (a)	279,689
		2,055,485
	Building Products — 1.9%
1,558	Allegion PLC	248,065
6,042	Zurn Elkay Water Solutions Corp.	280,892
		528,957
	Capital Markets — 8.4%
1,154	Cboe Global Markets, Inc.	289,654
2,342	Hamilton Lane, Inc., Class A	314,554
4,173	Interactive Brokers Group, Inc., Class A	268,366
1,288	Morningstar, Inc.	279,895
2,214	Northern Trust Corp.	302,410
1,559	PJT Partners, Inc., Class A	260,665
2,509	Stifel Financial Corp.	314,177
21,427	WisdomTree, Inc.	261,195
		2,290,916
	Commercial Services & Supplies — 4.1%
1,165	Clean Harbors, Inc. (a)	273,169
1,674	MSA Safety, Inc.	268,075
4,952	Rollins, Inc.	297,219
8,454	Tetra Tech, Inc.	283,547
		1,122,010
Shares	Description	Value

	Communications Equipment — 1.0%
27,098	Harmonic, Inc. (a)	$267,999
	Construction & Engineering — 2.9%
333	Comfort Systems USA, Inc.	310,785
402	EMCOR Group, Inc.	245,940
778	Sterling Infrastructure, Inc. (a)	238,247
		794,972
	Construction Materials — 0.9%
2,085	United States Lime & Minerals, Inc.	249,658
	Consumer Finance — 1.0%
1,755	FirstCash Holdings, Inc.	279,712
	Consumer Staples Distribution & Retail — 1.7%
2,268	PriceSmart, Inc.	278,216
2,473	Sprouts Farmers Market, Inc. (a)	197,024
		475,240
	Containers & Packaging — 1.0%
2,136	AptarGroup, Inc.	260,507
	Diversified Consumer Services — 3.1%
2,748	Bright Horizons Family Solutions, Inc. (a)	278,647
854	Duolingo, Inc. (a)	149,877
282	Graham Holdings Co., Class B	309,805
1,907	Stride, Inc. (a)	123,822
		862,151
	Electrical Equipment — 1.1%
649	Hubbell, Inc.	288,227
	Electronic Equipment, Instruments & Components — 1.8%
2,104	Itron, Inc. (a)	195,377
1,130	OSI Systems, Inc. (a)	288,218
		483,595
	Energy Equipment & Services — 2.3%
7,551	Cactus, Inc., Class A	344,930
11,961	Oceaneering International, Inc. (a)	287,423
		632,353
	Financial Services — 3.1%
968	Corpay, Inc. (a)	291,300
9,423	Paymentus Holdings, Inc., Class A (a)	297,673
47,655	Payoneer Global, Inc. (a)	267,821
		856,794

First Trust SMID Growth Strength ETF (FSGS)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies — 2.2%
4,971	Lantheus Holdings, Inc. (a)	$330,820
3,192	LeMaitre Vascular, Inc.	258,871
		589,691
	Health Care Providers & Services — 4.1%
3,866	CorVel Corp. (a)	261,612
2,220	Encompass Health Corp.	235,631
1,519	Ensign Group (The), Inc.	264,610
14,291	Progyny, Inc. (a)	366,993
		1,128,846
	Health Care Technology — 0.7%
4,091	Doximity, Inc., Class A (a)	181,150
	Hotels, Restaurants & Leisure — 0.9%
1,558	Texas Roadhouse, Inc.	258,628
	Household Durables — 3.9%
4,110	Green Brick Partners, Inc. (a)	257,532
1,075	Installed Building Products, Inc.	278,844
2,222	PulteGroup, Inc.	260,552
636	TopBuild Corp. (a)	265,333
		1,062,261
	Insurance — 6.2%
1,807	Cincinnati Financial Corp.	295,119
874	Erie Indemnity Co., Class A	250,532
1,455	HCI Group, Inc.	278,909
618	Kinsale Capital Group, Inc.	241,712
3,465	Mercury General Corp.	325,918
1,102	RenaissanceRe Holdings Ltd.	309,839
		1,702,029
	Interactive Media & Services — 1.8%
8,533	Pinterest, Inc., Class A (a)	220,919
8,509	Yelp, Inc. (a)	258,589
		479,508
	Machinery — 5.3%
5,470	Flowserve Corp.	379,509
1,598	ITT, Inc.	277,269
10,947	Mueller Water Products, Inc., Class A	260,757
2,097	Oshkosh Corp.	263,446
1,002	Watts Water Technologies, Inc., Class A	276,572
		1,457,553
	Media — 1.2%
4,919	New York Times (The) Co., Class A	341,477
Shares	Description	Value

	Personal Care Products — 1.4%
2,019	elf Beauty, Inc. (a)	$153,525
2,810	Interparfums, Inc.	238,372
		391,897
	Pharmaceuticals — 1.5%
10,671	Harmony Biosciences Holdings, Inc. (a)	399,309
	Professional Services — 6.6%
1,207	Broadridge Financial Solutions, Inc.	269,366
1,217	Equifax, Inc.	264,065
6,851	ExlService Holdings, Inc. (a)	290,756
27,862	Legalzoom.com, Inc. (a)	276,670
3,340	Parsons Corp. (a)	206,412
1,378	Paycom Software, Inc.	219,598
1,839	Paylocity Holding Corp. (a)	280,448
		1,807,315
	Semiconductors & Semiconductor Equipment — 1.0%
2,872	Rambus, Inc. (a)	263,908
	Software — 8.8%
5,559	Alarm.com Holdings, Inc. (a)	283,620
1,174	Appfolio, Inc., Class A (a)	273,131
5,548	BlackLine, Inc. (a)	306,749
8,836	Clear Secure, Inc., Class A	309,967
4,069	Docusign, Inc. (a)	278,320
5,741	Dynatrace, Inc. (a)	248,815
753	InterDigital, Inc.	239,740
1,404	Manhattan Associates, Inc. (a)	243,327
1,362	PTC, Inc. (a)	237,274
		2,420,943
	Textiles, Apparel & Luxury Goods — 2.1%
2,769	Deckers Outdoor Corp. (a)	287,062
843	Ralph Lauren Corp.	298,093
		585,155
	Trading Companies & Distributors — 2.1%
1,115	Applied Industrial Technologies, Inc.	286,299
5,428	Rush Enterprises, Inc., Class A	292,786
		579,085
	Total Common Stocks	27,363,313
	(Cost $27,106,066)

First Trust SMID Growth Strength ETF (FSGS)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
28,385	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (b)	$28,385
	(Cost $28,385)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$35	Bank of America Corp., 3.82% (b), dated 12/31/25, due 01/02/26, with a maturity value of $35. Collateralized by U.S. Treasury Securities, interest rates of 3.63% to 4.75%, due 12/31/29 to 05/15/55. The value of the collateral including accrued interest is $36. (c)	35
	(Cost $35)

	Total Investments — 100.0%	27,391,733
	(Cost $27,134,486)
	Net Other Assets and Liabilities — (0.0)%	(7,217)
	Net Assets — 100.0%	$27,384,516

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2025.
(c)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$27,363,313	$27,363,313	$—	$—
Money Market Funds	28,385	28,385	—	—
Repurchase Agreements	35	—	35	—
Total Investments	$27,391,733	$27,391,698	$35	$—

*	See Portfolio of Investments for industry breakout.

First Trust S-Network Streaming & Gaming ETF (BNGE)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 100.0%
	Australia — 4.7%
8,142	Aristocrat Leisure Ltd. (AUD)	$316,126
57,002	Tabcorp Holdings Ltd. (AUD)	37,660
		353,786
	Bermuda — 0.4%
105,437	China Ruyi Holdings Ltd. (HKD) (c) (d)	29,669
	Cayman Islands — 17.1%
5,667	Hello Group, Inc., ADR	37,119
17,195	iQIYI, Inc., ADR (c)	33,014
703	JOYY, Inc., ADR	45,526
31,867	Kuaishou Technology (HKD) (e) (f)	261,849
1,170	NetEase Cloud Music, Inc. (HKD) (c) (e) (f)	27,962
11,775	NetEase, Inc. (HKD)	324,684
4,236	Tencent Holdings Ltd. (HKD)	326,026
10,952	Tencent Music Entertainment Group, ADR	191,989
4,200	XD, Inc. (HKD) (f)	34,997
		1,283,166
	Greece — 0.5%
1,743	OPAP S.A. (EUR)	39,124
	Guernsey — 0.5%
3,020	Super Group SGHC Ltd.	36,089
	Ireland — 4.2%
1,468	Flutter Entertainment PLC (c)	315,679
	Isle Of Man — 1.4%
9,844	Entain PLC (GBP)	101,722
	Italy — 1.3%
3,812	Lottomatica Group S.p.A. (EUR)	100,349
	Japan — 15.4%
5,100	Capcom Co., Ltd. (JPY)	118,872
1,500	Konami Group Corp. (JPY)	204,258
6,661	Nexon Co., Ltd. (JPY)	162,740
4,390	Nintendo Co., Ltd. (JPY)	296,936
12,015	Sony Group Corp. (JPY)	308,659
3,800	Square Enix Holdings Co., Ltd. (JPY)	69,370
		1,160,835
	Luxembourg — 4.2%
540	Spotify Technology S.A. (c)	313,583
	South Korea — 1.5%
436	Krafton, Inc. (KRW) (c)	74,455
769	SOOP Co., Ltd. (KRW)	36,193
		110,648
Shares	Description	Value

	Sweden — 2.4%
2,601	Betsson AB, Class B (SEK)	$41,728
2,010	Evolution AB (SEK) (e) (f)	137,500
		179,228
	Switzerland — 0.9%
2,868	Sportradar Group AG, Class A (c)	68,172
	United States — 45.5%
7,389	DraftKings, Inc., Class A (c)	254,625
1,818	Electronic Arts, Inc.	371,472
10,551	fuboTV, Inc., Class A (c)	26,589
6,309	GameStop Corp., Class A (c)	126,685
1,217	Light & Wonder, Inc. (AUD) (c)	127,973
3,203	MGM Resorts International (c)	116,877
2,950	Netflix, Inc. (c)	276,592
2,394	Penn Entertainment, Inc. (c)	35,311
2,877	ROBLOX Corp., Class A (c)	233,123
1,994	Roku, Inc. (c)	216,329
5,096	Rumble, Inc. (c) (d)	32,207
2,146	Rush Street Interactive, Inc. (c)	41,697
1,417	Take-Two Interactive Software, Inc. (c)	362,795
5,151	Unity Software, Inc. (c)	227,520
3,277	Walt Disney (The) Co.	372,824
20,582	Warner Bros. Discovery, Inc. (c)	593,173
		3,415,792
	Total Common Stocks	7,507,842
	(Cost $7,145,970)
MONEY MARKET FUNDS — 0.0%
3,066	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (g)	3,066
	(Cost $3,066)

First Trust S-Network Streaming & Gaming ETF (BNGE)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.8%
$59,168	Bank of America Corp., 3.82% (g), dated 12/31/25, due 01/02/26, with a maturity value of $59,181. Collateralized by U.S. Treasury Securities, interest rates of 3.63% to 4.75%, due 12/31/29 to 05/15/55. The value of the collateral including accrued interest is $60,351. (h)	$59,168
	(Cost $59,168)

	Total Investments — 100.8%	7,570,076
	(Cost $7,208,204)
	Net Other Assets and Liabilities — (0.8)%	(57,366)
	Net Assets — 100.0%	$7,512,710

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $55,237 and the
total value of the collateral held by the Fund, including for securities sold and pending settlement, is $59,168.

(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Rate shown reflects yield as of December 31, 2025.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
SEK	– Swedish Krona
USD	– United States Dollar

Sector Allocation	% of Total Investments
Communication Services	67.0%
Consumer Discretionary	29.2
Information Technology	3.0
Repurchase Agreements	0.8
Money Market Funds	0.0‡
Total	100.0%

‡	Amount is less than 0.1%.

Currency Exposure Diversification	% of Total Investments
USD	58.0%
JPY	15.3
HKD	13.3
AUD	6.4
SEK	2.4
EUR	1.8
KRW	1.5
GBP	1.3
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$7,507,842	$7,507,842	$—	$—
Money Market Funds	3,066	3,066	—	—
Repurchase Agreements	59,168	—	59,168	—
Total Investments	$7,570,076	$7,510,908	$59,168	$—

*	See Portfolio of Investments for country breakout.

First Trust Balanced Income ETF (FTBI)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS (a) — 100.0%
	Capital Markets — 100.0%
126,077	First Trust BuyWrite Income ETF	$2,977,939
48,338	First Trust Core Investment Grade ETF	1,026,216
30,211	First Trust Intermediate Duration Investment Grade Corporate ETF	640,473
29,482	First Trust Intermediate Government Opportunities ETF	603,644
33,153	First Trust Limited Duration Investment Grade Corporate ETF	636,206
27,773	First Trust Long Duration Opportunities ETF	606,285
12,012	First Trust Low Duration Opportunities ETF	600,480
73,770	First Trust Nasdaq BuyWrite Income ETF	1,535,891
23,147	First Trust Smith Opportunistic Fixed Income ETF	1,025,875
33,257	FT Vest Gold Strategy Target Income ETF®	831,758
38,535	FT Vest Rising Dividend Achievers Target Income ETF	1,011,158
19,306	FT Vest S&P 500® Dividend Aristocrats Target Income ETF®	948,890
45,709	FT Vest SMID Rising Dividend Achievers Target Income ETF	980,915
52,862	FT Vest Technology Dividend Target Income ETF	1,466,392

	Total Investments — 100.0%	14,892,122
	(Cost $14,691,307)
	Net Other Assets and Liabilities — 0.0%	7,440
	Net Assets — 100.0%	$14,899,562

(a)	Represents investments in affiliated funds.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$14,892,122	$14,892,122	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Balanced Income ETF (FTBI)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at December 31, 2025, and for the fiscal year-to-date period (May 28, 2025 (commencement of investment operations) to December 31, 2025) are as follows:

Security Name	Shares at 12/31/2025	Value at 5/28/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 12/31/2025	Dividend Income
First Trust BuyWrite Income ETF	126,077	$—	$6,446,803	$(3,534,870)	$35,545	$30,461	$2,977,939	$39,776
First Trust Core Investment Grade ETF	48,338	—	2,257,547	(1,237,375)	2,906	3,138	1,026,216	18,202
First Trust Intermediate Duration Investment Grade Corporate ETF	30,211	—	1,411,760	(776,806)	3,300	2,219	640,473	9,655
First Trust Intermediate Government Opportunities ETF	29,482	—	1,315,235	(717,578)	4,494	1,493	603,644	9,888
First Trust Limited Duration Investment Grade Corporate ETF	33,153	—	1,401,452	(767,133)	923	964	636,206	9,596
First Trust Long Duration Opportunities ETF	27,773	—	1,328,261	(728,084)	5,870	238	606,285	8,380
First Trust Low Duration Opportunities ETF	12,012	—	1,312,316	(716,770)	4,650	284	600,480	8,151
First Trust Nasdaq BuyWrite Income ETF	73,770	—	3,077,409	(1,593,632)	41,337	10,777	1,535,891	58,874
First Trust Smith Opportunistic Fixed Income ETF	23,147	—	2,257,559	(1,239,212)	4,649	2,879	1,025,875	16,604
FT Vest Gold Strategy Target Income ETF®	33,257	—	1,785,874	(1,013,629)	64,628	(5,115)	831,758	44,556
FT Vest Rising Dividend Achievers Target Income ETF	38,535	—	2,205,166	(1,240,964)	31,656	15,300	1,011,158	12,452
FT Vest S&P 500® Dividend Aristocrats Target Income ETF®	19,306	—	2,141,280	(1,196,854)	(7,364)	11,828	948,890	18,625
FT Vest SMID Rising Dividend Achievers Target Income ETF	45,709	—	2,117,581	(1,152,853)	8,099	8,088	980,915	27,259
FT Vest Technology Dividend Target Income ETF	52,862	—	3,470,047	(2,038,824)	122	35,047	1,466,392	39,505
		$—	$32,528,290	$(17,954,584)	$200,815	$117,601	$14,892,122	$321,523

First Trust Exchange-Traded Fund VI
Additional Information
December 31, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
First Trust Nasdaq Bank ETF
First Trust Nasdaq Food & Beverage ETF
First Trust Nasdaq Oil & Gas ETF
First Trust Nasdaq Pharmaceuticals ETF
First Trust Nasdaq Semiconductor ETF
First Trust Nasdaq Transportation ETF
First Trust SMID Capital Strength ETF
First Trust SMID Growth Strength ETF
Nasdaq®, Nasdaq US Smart BanksTM Index, Nasdaq US Smart Food & BeverageTM Index, Nasdaq US Smart Oil & GasTM Index, Nasdaq US Smart PharmaceuticalsTM Index, Nasdaq US Smart SemiconductorTM Index, Nasdaq US Smart TransportationTM Index, The SMID Capital Strength Index, and The SMID Growth Strength Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
First Trust S-Network E-Commerce ETF
First Trust S-Network Streaming & Gaming ETF
S-Network, S-Network Global E-Commerce IndexTM and S-Network Streaming & Gaming Index are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Funds are not issued, sponsored, endorsed, sold or promoted by VettaFi LLC (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Index to track general market performance.
Emerging Markets Equity Select ETF
Nasdaq Riskalyze Emerging MarketsTM Index is a trademark or service mark of Nitrogen Wealth, Inc. (“Nitrogen Wealth”) and has been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Nitrogen Wealth and Nitrogen Wealth makes no representation regarding the advisability of trading in the Fund. Nasdaq Riskalyze Emerging MarketsTM Index is a product of Nitrogen Wealth. RISKALYZE® and Nasdaq Riskalyze Emerging MarketsTM Index are trademarks of Nitrogen Wealth. Nasdaq® is a trademark of Nasdaq, Inc.
First Trust S&P 500 Diversified Dividend Aristocrats ETF
S&P 500® Sector-Neutral Dividend Aristocrats Index (the “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have

First Trust Exchange-Traded Fund VI
Additional Information (Continued)
December 31, 2025 (Unaudited)
been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.
First Trust Balanced Income ETF
“Bloomberg®” and Bloomberg Moderate Allocation Income Focus Index referenced herein (the “Indices,” and each such index, an “Index”) are trademarks or service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”) and/or one or more third-party providers (each such provider, a “Third-Party Provider”), and have been licensed for use for certain purposes to First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee or a Third-Party Provider, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.